Non-Marketable Investments	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Non-Marketable Investments
Non-Marketable Investments
Our non-marketable investments include non-marketable equity investments and non-marketable debt securities.
Non-Marketable Equity Investments
Our non-marketable equity investments are investments we have made in privately-held companies accounted for under the equity or cost method and are not required to be consolidated under the variable interest or voting models. As of December 31, 2014 and 2015, these investments accounted for under the equity method had a carrying value of approximately $1.3 billion and $1.6 billion, respectively, and those investments accounted for under the cost method had a carrying value of $1.8 billion and $2.6 billion, respectively. For investments accounted for under the cost method, the fair value was approximately $7.5 billion as of December 31, 2015. The fair value of the cost method investments are primarily determined from data leveraging private-market transactions and are classified within Level 3 in the fair value hierarchy. We periodically review our non-marketable equity investments for impairment. No material impairments were recognized for the years ended December 31, 2013, 2014, and 2015. Our share of gains and losses in equity method investments for the year ended December 31, 2015 was a net loss of approximately $227 million and not material for the years ended December 31, 2013 and 2014. We reflect these losses as a component of other income (expense), net, in the accompanying Consolidated Statements of Income.
We determined that certain renewable energy investments included in our non-marketable equity investments are VIEs. However, we do not consolidate these entities in our financial statements because we do not have the power to direct the activities of the VIE that most significantly impact the VIE's economic performance and account for those investments under the equity method. Our involvement with investments in renewable energy relate to our equity investments in entities whose activities involve power generation. We have determined that the governance structures of these entities do not allow us to direct the activities that would significantly impact the entity's economic performance such as setting operating budgets. The carrying value of renewable energy investments accounted for under the equity method by Google that are VIEs was $302 million as of December 31, 2015 with the maximum exposure of $316 million. As a result of the adoption of ASU 2015-02, the carrying value of our renewable energy investments accounted for under the equity method by Alphabet that are VIEs were $1.0 billion and $1.3 billion as of December 31, 2014 and 2015, respectively, with a maximum exposure of $1.1 billion and $1.3 billion as of December 31, 2014 and 2015, respectively. The maximum exposure is based on investments to date plus future funding commitments.  We have determined the single source of our exposure to these VIE’s is our capital investment in these entities. We periodically reassess whether we are the primary beneficiary of a VIE. The reassessment process considers whether we have acquired the power to direct the most significant activities of the VIE through changes in governing documents or other circumstances. We also reconsider whether entities previously determined not to be VIEs have become VIEs, based on changes in facts and circumstances including changes in contractual arrangements and capital structure.
Non-Marketable Debt Securities
Our non-marketable debt securities are primarily preferred stock that are redeemable at our option and convertible notes issued by private companies. These debt securities do not have readily determinable market values and are categorized accordingly as Level 3 in the fair value hierarchy. To estimate the fair value of these securities, we use a combination of valuation methodologies, including market and income approaches based on prior transaction prices; estimated timing, probability, and amount of cash flows; and illiquidity considerations. Financial information of private companies may not be available and consequently we will estimate the value based on the best available information at the measurement date. We estimate a range of fair values based on valuation approaches noted above and as of December 31, 2014 and 2015, the fair value recorded on the Consolidated Balance Sheets for individual investments is within the range. No material impairments were recognized for the years ended December 31, 2013, 2014, and 2015.
The following table presents a reconciliation for our assets measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3) (in millions):

Level 3
Balance as of December 31, 2014	$90
Purchases, issuances, and settlements(1)	934
Balance as of December 31, 2015	$1,024

(1)	Purchases of securities included our $900 million investment in SpaceX, a space exploration and space transport company, made during January 2015.